Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	VOLTA INC.
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001819584
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 (File No. 333-259676) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on September 21, 2021, is being filed to include the unaudited financial statements for the three months ended March 31, 2022 (which were inadvertently omitted from Post-Effective Amendment No. 1 (as defined below)). Post-Effective Amendment No. 1 to the Registration Statement (the “Post-Effective Amendment No. 1”) was filed on May 23, 2022 to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 filed with the SEC on April 15, 2022 and Quarterly Report on Form 10-Q for the three months ended March 31, 2022 filed with the SEC on May 13, 2022 and to update certain other information in the Registration Statement. This Post-Effective Amendment No. 2 does not otherwise make any changes to the Post-Effective Amendment No. 1.